CONSOLIDATED STATEMENT OF EQUITY In Thousands	Total USD ($)	Total EUR (€)	Common Stock USD ($)	Common Stock EUR (€)	Preferred Stock USD ($)	Preferred Stock EUR (€)	Additional Paid In Capital USD ($)	Additional Paid In Capital EUR (€)	Accumulated Surplus USD ($)	Accumulated Surplus EUR (€)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) EUR (€)	Treasury Stock USD ($)	Treasury Stock EUR (€)	Noncontrolling Interest USD ($)	Noncontrolling Interest EUR (€)	Redeemable Noncontroling Interest Temporary Equity [Member] USD ($)	Redeemable Noncontroling Interest Temporary Equity [Member] EUR (€)
Balance (Common stock: 477,198,461 of par value EUR 5.0 each, 496,654,269 of par value EUR 5.0 each and 607,041,577 shares of par value EUR 5.0 each at 2007, 2008 and 2009 respectively), (Preferred stock: 25,000,000 of par value EUR 0.3 each and 70,000,000 of par value EUR 5.0 each), (Treasury stock: 502,500, 6,456,504 and 337,350 shares at 2007, 2008 and 2009 respectively) as of at Dec. 31, 2007				€ 2,385,992				€ 2,488,919		€ 1,419,743		€ 271,060		€ (21,601)		€ 494,334		€ 655,236
Effect of adoption of fair value option on loan receivables and long term debt										46,970						(101)		(3,464)
As adjusted										1,466,713						494,233		651,772
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																324,342
Net Income Loss		821,424								821,424						59,964		21,700
Net change in fair value of securities available for sale												(785,324)				(29,027)		(43)
Foreign currency translation adjustments												(1,032,477)				(50,879)		(21,531)
Pension liability												(150,098)				(84)		(32)
Share options exercised of par value EUR 5.0 each (387,970 shares in 2008 and 19,693 shares in 2009) and above par value of EUR 17.12 each in 2008 and EUR 15.9 each in 2009				1,940				6,642
Sale of treasury stock (5,802,272, 17,624,305 and 15,213,954 shares during 2008, 2009 and 2010 respectively) net of tax (expense)/benefit of EUR (3,614) thousand, EUR (957) thousand and EUR 715 thousand in 2008, 2009 and 2010 respectively								(2,292)						155,573
Purchase of treasury stock (11,756,276, 11,505,151 and 15,620,293 shares during 2008, 2009 and 2010 respectively)														(279,249)
Issuance of preference shares (25,000,000 shares of par value EUR 0.3 each in 2008 and 70,000,000 shares of par value EUR 5.0 each in 2009 less issue costs net of tax)						7,500		382,775
Share based payments								10,503
Dividends										(8,093)
Treasury stock dividends paid to subsidiaries								27
Preferred dividend, net of EUR 7,700 thousand tax in 2010										(32,685)
Stock dividend in 2008 (19,067,838 shares) less issue costs of EUR 161 thousand, net of tax				95,339				381,196		(476,696)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										245,308
Redemption of redeemable NCI																		(416,237)
Changes in the redemption amount of redeemable NCI																		20,579
Balance (Common stock: 496,654,269, 607,041,577 and 956,090,482 shares of par value EUR 5.0 each at 2008, 2009 and 2010 respectively), (Preferred stock: 25,000,000 of par value EUR 0.3 each and 70,000,000 of par value EUR 5.0 each), (Treasury stock: 6,456,504, 337,350 and 743,689 shares at 2008, 2009 and 2010 respectively) as of at Dec. 31, 2008				2,483,271		7,500		3,267,770		2,015,971		(1,696,839)		(145,277)		798,549		256,208
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																7,110
Purchase of subsidiaries shares from non-controlling interest								(297)
Net Income Loss		527,049								527,049						40,412		21,820
Net change in fair value of securities available for sale												211,144				(2,530)		1,967
Foreign currency translation adjustments												(55,790)				1,181		(2,360)
Pension liability												24,358				5		(131)
Issuance of common shares (110,367,615 shares of par value EUR 5.0 with issue costs of EUR (41,798) thousand net of tax expense in 2009 and 121,408,315 shares of par value EUR 5.0 in 2010)				551,838				653,518
Share options exercised of par value EUR 5.0 each (387,970 shares in 2008 and 19,693 shares in 2009) and above par value of EUR 17.12 each in 2008 and EUR 15.9 each in 2009				99				313
Sale of treasury stock (5,802,272, 17,624,305 and 15,213,954 shares during 2008, 2009 and 2010 respectively) net of tax (expense)/benefit of EUR (3,614) thousand, EUR (957) thousand and EUR 715 thousand in 2008, 2009 and 2010 respectively								(52,512)						363,117
Purchase of treasury stock (11,756,276, 11,505,151 and 15,620,293 shares during 2008, 2009 and 2010 respectively)														(228,466)
Issuance of preference shares (25,000,000 shares of par value EUR 0.3 each in 2008 and 70,000,000 shares of par value EUR 5.0 each in 2009 less issue costs net of tax)						350,000		(3,420)
Share based payments								12,707
Preferred dividend, net of EUR 7,700 thousand tax in 2010										(42,192)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										23,005
Changes in the redemption amount of redeemable NCI																		(23,005)
Balance (Common stock: 496,654,269, 607,041,577 and 956,090,482 shares of par value EUR 5.0 each at 2008, 2009 and 2010 respectively), (Preferred stock: 25,000,000 of par value EUR 0.3 each and 70,000,000 of par value EUR 5.0 each), (Treasury stock: 6,456,504, 337,350 and 743,689 shares at 2008, 2009 and 2010 respectively) as of at Dec. 31, 2009		9,111,594	4,363,439	3,035,208	513,945	357,500	5,575,157	3,878,079	3,628,282	2,523,833	(2,181,034)	(1,517,127)	(15,276)	(10,626)	1,214,386	844,727	365,870	254,499
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding															(82,417)	(57,329)
Purchase of subsidiaries shares from non-controlling interest							5,863	4,078
Net Income Loss	(385,368)	(268,061)							(385,367)	(268,061)					50,188	34,911	30,426	21,164
Net change in fair value of securities available for sale											(3,088,433)	(2,148,314)			(9,556)	(6,647)	1,367	951
Foreign currency translation adjustments											261,576	181,952			8,756	6,090	4,468	3,108
Pension liability											21,087	14,668			135	94	(226)	(157)
Issuance of common shares (110,367,615 shares of par value EUR 5.0 with issue costs of EUR (41,798) thousand net of tax expense in 2009 and 121,408,315 shares of par value EUR 5.0 in 2010)			872,686	607,041			34,908	24,282
Issuance of common shares by conversion of convertible bonds (227,640,590 shares of par value EUR 5.0 by conversion of 227,640,590 convertible bonds)			1,636,290	1,138,203			65,451	45,528
Issue costs for the issuance of 121,408,315 and 227,640,590 shares							(112,063)	(77,951)
Sale of treasury stock (5,802,272, 17,624,305 and 15,213,954 shares during 2008, 2009 and 2010 respectively) net of tax (expense)/benefit of EUR (3,614) thousand, EUR (957) thousand and EUR 715 thousand in 2008, 2009 and 2010 respectively							(4,113)	(2,861)					234,475	163,101
Purchase of treasury stock (11,756,276, 11,505,151 and 15,620,293 shares during 2008, 2009 and 2010 respectively)													(226,245)	(157,376)
Share based payments							17,691	12,306
Capital contribution																	19,002	13,218
Preferred dividend, net of EUR 7,700 thousand tax in 2010									(102,872)	(71,558)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests									(2,232)	(1,553)
Redemption of redeemable NCI																	(47,805)	(33,253)
Changes in the redemption amount of redeemable NCI																	9,275	6,452
Balance (Common stock: 496,654,269, 607,041,577 and 956,090,482 shares of par value EUR 5.0 each at 2008, 2009 and 2010 respectively), (Preferred stock: 25,000,000 of par value EUR 0.3 each and 70,000,000 of par value EUR 5.0 each), (Treasury stock: 6,456,504, 337,350 and 743,689 shares at 2008, 2009 and 2010 respectively) as of at Dec. 31, 2010	$ 12,294,707	€ 8,552,198	$ 6,872,415	€ 4,780,452	$ 513,945	€ 357,500	$ 5,582,894	€ 3,883,461	$ 3,137,811	€ 2,182,661	$ (4,986,804)	€ (1,517,127)	$ (7,046)	€ (4,901)	$ 1,181,492	€ 821,846	$ 382,377	€ 265,982